Fair Value Measurements - Fair Value by Balance Sheet Grouping (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Sep. 30, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	$ 2,249,492	$ 1,485,742
Held-to-maturity securities	727,368	1,463,095
Carrying Amount
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	2,249,492	1,485,742
Held-to-maturity securities	705,838	1,443,480
Carrying Amount | Commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Held-to-maturity securities	6,904	15,000
Carrying Amount | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	1,702,977	419,158
Carrying Amount | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
FHLB and FRB stock	141,990	123,990
Time deposits	3,973,192	4,906,963
FHLB advances and other borrowings	2,700,000	2,250,000
Carrying Amount | Level 2 | Client swap program hedges
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	48,201	20,381
Other liabilities	48,201	20,381
Carrying Amount | Level 2 | Commercial loan fair value hedges
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other liabilities	8,492	4,288
Carrying Amount | Level 2 | Mortgage loan fair value hedges
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	0	1,608
Other liabilities	16,061	0
Carrying Amount | Level 2 | Borrowings cash flow hedges
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other liabilities	17,375	7,877
Carrying Amount | Level 2 | U.S. government and agency securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	18,824	21,088
Carrying Amount | Level 2 | Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	936,917	249,690
Carrying Amount | Level 2 | Municipal bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	38,315	22,642
Carrying Amount | Level 2 | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	287,184	209,763
Carrying Amount | Level 2 | Agency pass-through certificates
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	968,252	982,559
Held-to-maturity securities	698,934	1,428,480
Carrying Amount | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans receivable	12,792,317	11,930,575
Estimated Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	2,249,492	1,485,742
Held-to-maturity securities	727,368	1,463,095
Estimated Fair Value | Commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Held-to-maturity securities	6,852	15,007
Estimated Fair Value | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	1,702,977	419,158
Estimated Fair Value | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
FHLB and FRB stock	141,990	123,990
Time deposits	3,963,203	4,937,847
FHLB advances and other borrowings	2,722,509	2,282,887
Estimated Fair Value | Level 2 | Client swap program hedges
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	48,201	20,381
Other liabilities	48,201	20,381
Estimated Fair Value | Level 2 | Commercial loan fair value hedges
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other liabilities	8,492	4,288
Estimated Fair Value | Level 2 | Mortgage loan fair value hedges
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	0	1,608
Other liabilities	16,061	0
Estimated Fair Value | Level 2 | Borrowings cash flow hedges
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other liabilities	17,375	7,877
Estimated Fair Value | Level 2 | U.S. government and agency securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	18,824	21,088
Estimated Fair Value | Level 2 | Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	936,917	249,690
Estimated Fair Value | Level 2 | Municipal bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	38,315	22,642
Estimated Fair Value | Level 2 | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	287,184	209,763
Estimated Fair Value | Level 2 | Agency pass-through certificates
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	968,252	982,559
Held-to-maturity securities	720,516	1,448,088
Estimated Fair Value | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans receivable	$ 13,392,089	$ 12,617,600